Pioneer High Income Municipal Fund
Schedule of Investments  |  May 31, 2024

A: PIMAX	C: HICMX	Y: HIMYX

Schedule of Investments  |  5/31/24
(unaudited)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	INVESTMENTS IN THE MASTER — 99.9%
	Investment Company—99.9%
111,278,848(a)	Pioneer High Income Municipal Portfolio	$—	$(61,495,889)	$46,027,011	$1,082,656,077
	Total Investment Company (Cost $1,201,576,722)				$1,082,656,077

	TOTAL INVESTMENTS IN THE MASTER — 99.9% (Cost $1,201,576,722)				$1,082,656,077
	OTHER ASSETS AND LIABILITIES — 0.1%				$830,930
	net assets — 100.0%				$1,083,487,007

(a)	Non-income producing security.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Investment Company	$1,082,656,077	$—	$—	$1,082,656,077
Total Investments in the Master	$1,082,656,077	$—	$—	$1,082,656,077
During the period ended May 31, 2024, there were no transfers in or out of Level 3.
1Pioneer High Income Municipal Fund | 5/31/24